Subsequent Events (Unaudited) (FY)	12 Months Ended
Dec. 31, 2024
Subsequent Events (Unaudited) [Abstract]
Subsequent Events (Unaudited)
Note 18. Subsequent Events (Unaudited)
The Company has evaluated subsequent events from the date the consolidated financial statements were originally issued on March 3, 2025 through March 19, 2025, the date the consolidated financial statements were reissued.
In March 2025, the Company entered into a Master Services Agreement (the “OpenAI Master Services Agreement”) with OpenAI, pursuant to which the Company provides OpenAI access to cloud computing capacity through fulfillment of reserved capacity orders submitted to the Company by OpenAI. As of March 11, 2025, subject to the satisfaction of delivery and availability of service requirements, OpenAI has committed to pay the Company up to approximately $11.9 billion through October 2030. Under the outstanding order under the OpenAI Master Services Agreement, the Company has established a special purpose vehicle that will hold the infrastructure, and the Company intends for the special purpose vehicle to incur indebtedness to finance its obligations under the OpenAI Master Services Agreement. Additionally, the Company has agreed to issue to OpenAI, in accordance with the terms of the OpenAI Master Services Agreement and pursuant to a stock issuance agreement (the “OpenAI Stock Issuance Agreement”) with OpenAI, a number of shares of the Company’s Class A common stock equal to $350.0 million valued at a price per share equal to the initial public offering price. The issuance of the shares in a private placement is contingent upon the completion of this offering. Any revenue recognized under the OpenAI Master Service Agreement will be offset by the value of the shares issued under the OpenAI Stock Issuance Agreement.
In March 2025, the Company entered into a credit agreement (the “2025 Term Loan Credit Agreement”) with Morgan Stanley Senior Funding, Inc., as administrative agent, the guarantors party thereto, and the lenders party thereto, providing for a $300 million unsecured term loan facility (the “2025 Term Loan Facility”). The obligations under the 2025 Term Loan Facility are unconditionally guaranteed by the subsidiary guarantors as described in the 2025 Term Loan Credit Agreement. Amounts borrowed under the 2025 Term Loan Facility may only be borrowed in a single funding. There have been no borrowings under the 2025 Term Loan Facility as of March 19, 2025. The proceeds of the 2025 Term Loan Facility may be used for working capital and general corporate purposes (including the financing of acquisitions and other investments). The 2025 Term Loan Facility will mature on December 16, 2025. Amounts borrowed under the 2025 Term Loan Facility are subject to an interest rate per annum equal to, at the Company’s option, either (a) for base rate loans, an applicable margin of 0.75% plus a base rate (subject to a 1.00% floor) determined by reference to the highest of (i) the prime rate, (ii) the greater of (A) the federal funds effective rate and (B) the overnight bank funding rate, in each case, plus 0.50%, and (iii) the one month term SOFR plus 1.00% or (b) for term benchmark loans, an applicable margin of 1.75% plus the term SOFR (subject to a 0.00% floor) for a one, three, or six month interest period plus, in the case of either of clauses (a) or (b), a fee of 2.25% payable to the lenders thereof. Once drawn, the loans are prepayable at any time, from time to time, at the Company’s option, and are required to be prepaid with the proceeds of certain asset dispositions, incurrences of indebtedness or equity issuances, including a requirement to be prepaid with some or all of the proceeds of this offering. All unfunded commitments of the lenders under the 2025 Term Loan Facility shall terminate upon the earlier to occur of (i) April 7, 2025 and (ii) the closing of this offering.
In March 2025, the Company entered into agreements to lease additional space. The Company expects to make approximately $497 million of additional rent payments over the next 12 years related to the leases.
In March 2025, the Company entered into a lease agreement for various buildings located at a single site intended to be used as data centers. The agreement provides access to 133 MW of electrical power, which is expected to be delivered in phases in 2026. The Company will make contractual rent payments based on construction costs incurred by the lessor. The total contractual rent payments range from $3.8 billion to $4.8 billion over the next 15 years term related to this lease.
In March 2025, the Company entered into various additional financing agreements with an OEM. The financing agreements have an aggregate notional balance of $41 million. The financing arrangements have a term of 2 years. The Company granted a security interest for the financed equipment.
In March 2025, the Company’s Board of Directors approved the 2025 Equity Incentive Plan (the “2025 Plan”), which will become effective in connection with the IPO. A total of 50,000,000 shares of the Company’s Class A common stock has been reserved for issuance in connection with the 2025 Plan.
In March 2025, the Company’s Board of Directors approved the 2025 Employee Stock Purchased Plan (the “2025 ESPP”), which will both become effective in connection with the IPO. A total of 10,000,000 shares of the Company’s Class A common stock has been reserved for issuance in connection with the 2025 ESPP.
Subsequent to December 31, 2024, the Company’s board of directors approved grants of 8,753,320 RSUs. Based on the midpoint of the price range set forth on the cover page of this prospectus, the Company currently estimates that the unrecognized stock-based compensation expense related to these RSUs will be approximately $450 million. This estimate is preliminary, subject to change, and may differ materially from the final amount recognized depending on factors such as the actual offering price and other valuation inputs.